OPERATING LEASE (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
OPERATING LEASE
Lease term	3 years	3 years
Non-cash portion of consideration offset against lease payments	$ 209,089	¥ 1,502,828
Lease liabilities			$ 0
Operating right-of-use assets, net			$ 194,207
Weighted average remaining lease term (years)			2 years 8 months 12 days
Operating lease expenses			$ 53,285	$ 0	$ 0
Short-term leases			$ 33,151	$ 0	$ 0